SHARE CAPITAL, WARRANTS AND OPTIONS (Tables)	3 Months Ended
Mar. 31, 2023
Share Capital Warrants And Options
SCHEDULE OF OF FAIR VALUE OF BROKER WARRANTS ASSUMPTIONS

The fair value of the broker warrants was calculated using the following assumptions:

March 31, 2023
Expected dividend yield	0%
Stock price	$1.73
Expected share price volatility	77.52%
Risk free interest rate	4.28%
Expected life of warrant	2 year

SCHEDULE OF WARRANT ACTIVITY

A summary of common share purchase warrant activity for the three months ended March 31, 2023 was as follows:

	Number Outstanding	Weighted Average Exercise Price ($)
December 31, 2022	1,098,786	1.96
Issued	571,448	1.75
Exercised	-	-
Cancelled / expired	(119,229)	2.04
Balance as at March 31, 2023	1,551,005	1.92

SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING WARRANTS

At March 31, 2023, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
683,905	April 16, 2023[1]	1.75	0.02
295,652	August 3, 2024	2.40	0.26
221,448	February 24, 2025	1.75	0.27
350,000	March 22, 2024	1.75	0.22
1,551,005			0.77

1.	Subsequently, the expiry date of 643,299 warrants was extended to October 16, 2023 and the remaining 40,606 warrants expired on April 16, 2023.

SCHEDULE OF DEFERRED SHARE UNIT PLAN HAVE BEEN GRANTED

During the three months ended March 31, 2023, DSUs have been granted as follows:

2023
Number of DSUs outstanding at December 31, 2022	200,000
Number of DSUs granted during the period	122,901

Number of DSUs outstanding at March 31, 2023	322,901